[Letterhead of American International Life Assurance Company of New York]

March 17, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:          American International Life Assurance
             Company of New York
             Variable Account A
             File No. 33-9144,33-39170 and 33-58502

Ladies and Gentlemen:

Please note that the filing fee has been submitted under Registration Number 33-39170.

Sincerely,

/s/ Edward Bacon
Edward Bacon
Director Variable Products Accounting

    [Letterhead of American International Life Assurance Company of New York]


March 17, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:          American International Life Assurance
             Company of New York
             Variable Account A
             File No. 33-9144,33-39170 and 33-58502

Ladies and Gentlemen:

I am General Counsel American International Life Assurance Company of New York (the "Company"), a New York stock life insurance corporation. In connection with the offering of Deferred Variable Annuity Contracts (the "Contracts") of Variable Account A (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Contracts, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non-assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form N-4 filed under the Securities Act of 1933 as Registration Numbers 33-9144, 33-39170 and 33-58502.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.

Sincerely,

/s/Kenneth D. Walma

Kenneth D. Walma
Vice President and General Counsel

                                Rule 24f-2 Notice
                                       For

  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK VARIABLE ACCOUNT A
                    FILE NOS. 33-9144; 33-39170 AND 33-58502



Fiscal period for which notice is filed                                                             12/31/99

Securities registered and unsold at the beginning of the fiscal year                                       0

Securities registered during this year other than pursuant to Rule 24f-2                                   0

Sale price of accumulation units sold during fiscal year ending December 31,                     $85,592,832
1999

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 1999                                                                                $85,592,832

Redemption price of accumulation units redeemed during the fiscal year ending
December 31, 1999                                                                                $41,499,429

Total amount upon which fee calculation is based                                                 $44,093,403


Fee submitted (.000264)                                                                           $   11,641







            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A
                                 BY JOHN OEHMKE

                                /s/ John Oehmke

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER